Quarterly Holdings Report
for

Fidelity® New York Municipal Income Fund

October 31, 2020

NFY-QTLY-1220
1.809090.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount (000s)	Value (000s)
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Series 2019 A, 5% 10/1/22 (a)	1,000	1,043
New York - 91.3%
Battery Park City Auth. Rev. Series 2019 A, 4% 11/1/44	3,015	3,515
Brookhaven Loc Dev. Corp. Series 2020, 4% 11/1/45 (b)	1,000	1,026
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	$600	$680
5% 7/1/25	455	531
5% 7/1/26	450	522
5% 7/1/27	600	692
5% 7/1/28	360	413
5% 7/1/29	300	343
5% 7/1/30	575	654
5% 7/1/40	1,000	1,109
5.25% 7/1/35	1,000	1,131
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
5% 7/1/24	400	465
5% 7/1/25	250	300
5% 7/1/26	500	596
5% 7/1/29	500	595
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	770
5% 7/1/32	1,500	1,824
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017, 5% 7/1/31	3,315	4,134
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (c)	4,000	4,741
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/28	750	914
5% 7/1/29	1,400	1,691
5% 7/1/30	1,250	1,500
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,821
5% 7/1/34	3,000	3,613
Series 2016 A:
5% 7/1/36	8,000	9,606
5% 7/1/39	7,400	8,801
5% 7/1/41	2,500	2,804
5% 7/1/46	8,000	8,895
5% 7/1/50	6,280	6,962
Series 2017, 5% 12/1/32 (c)	4,000	4,624
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Systems, Inc. Proj.) Series 2016 B:
5% 7/1/26	1,400	1,672
5% 7/1/46	9,025	10,054
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	647
5% 7/1/27	350	410
5% 7/1/28	500	582
5% 7/1/29	725	840
5% 7/1/31	2,610	2,990
5% 7/1/32	2,660	3,036
5% 7/1/33	2,770	3,148
5% 7/1/34	2,935	3,329
5% 7/1/35	3,000	3,396
5% 7/1/36	1,000	1,129
5% 7/1/40	8,500	9,530
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	961
5% 7/1/30	1,100	1,240
5% 7/1/35	855	943
(Vassar College Proj.) Series 2017:
5% 7/1/35	1,100	1,326
5% 7/1/36	1,430	1,719
5% 7/1/37	1,705	2,043
Erie County Fiscal Stability Auth.:
Series 2017 C:
5% 9/1/29	600	768
5% 9/1/30	625	795
5% 9/1/31	1,050	1,329
Series 2017 D:
5% 9/1/29	325	416
5% 9/1/30	400	509
5% 9/1/33	525	657
5% 9/1/34	850	1,062
5% 9/1/35	1,300	1,619
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	335
5% 9/15/28	275	334
Haverstraw Stony Point Central School District Series 2015:
5% 10/15/32 (FSA Insured)	1,200	1,353
5% 10/15/33 (FSA Insured)	300	338
Hempstead Local Dev. Corp. Rev. (Molloy College Proj.) Series 2017:
5% 7/1/32	740	841
5% 7/1/33	475	537
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2011, 5.25% 2/15/47	6,240	6,320
Series 2012 A, 5.75% 2/15/47	8,430	8,552
Series 2017 A:
5% 2/15/32	4,000	4,739
5% 2/15/33	10,000	11,787
5% 2/15/34	6,130	7,200
5% 2/15/36	4,750	5,541
5% 2/15/37	2,505	2,914
5% 2/15/42	14,600	16,773
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	11,440	15,711
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 A, 5% 9/1/42	1,550	1,640
Series 2014 A, 5% 9/1/35	5,000	5,722
Series 2016 B, 5% 9/1/36	3,500	4,188
Series 2017:
5% 9/1/29	500	630
5% 9/1/30	750	940
Series 2020 A:
5% 9/1/34	1,700	2,230
5% 9/1/35	1,200	1,566
5% 9/1/37	500	647
5% 9/1/38	1,450	1,869
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	600
5% 7/1/30	1,125	1,323
5% 7/1/32	1,250	1,460
5% 7/1/33	1,000	1,165
5% 7/1/35	1,000	1,160
5% 7/1/40	4,000	4,599
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.):
Series 2015:
5% 5/1/24	750	866
5% 5/1/25	750	896
5% 5/1/27	700	833
5% 5/1/30	1,000	1,180
5% 5/1/31	1,205	1,416
Series 2018:
5% 5/1/30	8,500	10,723
5% 5/1/32	5,000	6,225
5% 5/1/34	3,000	3,698
Monroe County Indl. Dev. Corp.:
(Rochester Reg'l. Health Proj.) Series 2020 A, 4% 12/1/46 (b)	2,500	2,722
(St. Anns Cmnty. Proj.) Series 2019, 5% 1/1/50	4,430	4,537
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,859
5% 12/1/34	760	879
5% 12/1/35	700	807
5% 12/1/36	700	805
(Univ. of Rochester Proj.):
Series 2015:
5% 7/1/30	1,000	1,165
5% 7/1/31	1,200	1,393
5% 7/1/32	1,250	1,446
Series 2017 A:
5% 7/1/31	1,650	2,025
5% 7/1/32	1,215	1,483
5% 7/1/34	1,310	1,587
Series 2017 C:
4% 7/1/32	1,680	1,925
5% 7/1/30	1,040	1,285
5% 7/1/31	800	982
Series 2017 D:
5% 7/1/30	1,000	1,236
5% 7/1/31	825	1,012
Series 2020 A, 4% 7/1/50	5,000	5,634
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	3,000	3,114
5% 11/15/56	9,000	9,775
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	21,905
5% 4/1/29	14,040	15,775
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/22	5,500	5,650
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	499
5% 7/1/26	1,500	1,709
Series 2014 B:
5% 7/1/23	550	610
5% 7/1/27	1,000	1,133
Series 2014 C, 5% 7/1/26	3,000	3,419
New York City Gen. Oblig.:
Series 2017 A, 5% 8/1/34	5,355	6,320
Series 2018 F, 5% 4/1/45	10,760	12,672
Series 2019 D:
5% 12/1/41	4,305	5,174
5% 12/1/44	9,810	11,704
Series 2021 A1:
4% 8/1/34	3,250	3,803
5% 8/1/32	5,000	6,450
Series B:
5% 10/1/42	2,000	2,426
5% 10/1/43	3,000	3,629
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 C, 5% 6/15/44	2,700	2,829
Series 2014 CC, 5% 6/15/47	6,200	7,006
Series 2015 AA, 5% 6/15/44	6,200	7,024
Series 2015 FF, 5% 6/15/32	2,000	2,380
Series 2017 EE, 5% 6/15/37	10,000	12,162
Series 2018 CC, 5% 6/15/48	7,070	8,410
Series 2019 DD, 5.25% 6/15/49	4,410	5,408
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	4,000	4,626
Series 2016 S1, 5% 7/15/33	2,165	2,578
Series 2016:
5% 7/15/32	15,000	17,914
5% 7/15/35	5,000	5,935
Series 2018 S4, 5.25% 7/15/36	8,095	10,110
New York City Transitional Fin. Auth. Rev.:
Series 2013 F, 5% 2/1/31	6,000	6,606
Series 2014 D1:
5% 2/1/31	4,300	4,895
5% 2/1/32	1,515	1,723
Series 2015 E1, 5% 2/1/41	8,000	9,218
Series 2017 A-1, 5% 5/1/34	1,065	1,276
Series 2017 B, 5% 8/1/34	2,640	3,185
Series 2017 E, 5% 2/1/33	5,290	6,464
Series 2017 E-1, 5% 2/1/34	4,500	5,481
Series 2017 F:
5% 5/1/33	5,000	6,147
5% 5/1/34	7,000	8,581
5% 5/1/35	11,795	14,415
5% 5/1/38	5,000	6,056
Series 2018 A2, 5% 8/1/39	5,000	6,083
Series 2018 B-1, 5% 8/1/34	3,000	3,701
Series 2018 C2, 5% 5/1/37	4,690	5,707
Series C1:
4% 5/1/42	5,000	5,722
4% 5/1/47	1,000	1,132
Series E, 5% 2/1/43	5,845	6,958
New York Convention Ctr. Dev. Corp. Rev.:
Series 2015:
5% 11/15/27	5,300	6,156
5% 11/15/29	5,000	5,744
5% 11/15/30	2,000	2,290
5% 11/15/33	9,115	10,325
5% 11/15/34	3,000	3,393
5% 11/15/40	9,990	11,158
Series 2016 A, 5% 11/15/46	13,450	15,050
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.) Series 2016 E:
5% 10/1/29	3,940	4,739
5% 10/1/30	3,355	4,018
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,551
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,105
Series 2015 A:
5% 7/1/28	5,000	5,854
5% 7/1/29	5,000	5,824
5% 10/1/29	785	951
5% 5/1/30	3,450	3,979
5% 7/1/30	10,120	11,875
5% 7/1/30	5,000	5,801
5% 10/1/30	535	646
5% 5/1/31	11,000	12,630
5% 7/1/31	15,000	17,343
5% 10/1/31	1,595	1,924
5% 10/1/32	1,550	1,868
Series 2015 B:
5% 7/1/28	1,300	1,519
5% 7/1/29	1,400	1,630
5% 7/1/30	1,400	1,625
5% 7/1/31	1,400	1,620
5% 7/1/32	1,450	1,672
5% 7/1/33	1,750	2,013
5% 10/1/33	1,010	1,207
5% 10/1/34	1,070	1,276
5% 7/1/40	2,545	2,897
Series 2015:
5% 12/1/20 (c)	1,200	1,203
5% 12/1/21 (c)	800	831
5% 12/1/23 (c)	700	778
5% 12/1/24 (c)	600	687
5% 12/1/27 (c)	1,200	1,374
Series 2016 A:
5% 7/1/31	1,200	1,428
5% 7/1/31	600	744
5% 7/1/32	800	988
5% 7/1/33	800	942
5% 7/1/34	650	764
5% 7/1/35	500	586
5% 7/1/41	1,000	1,156
Series 2016 E, 5% 10/1/31	1,945	2,321
Series 2019 A:
4% 7/1/40	650	711
4% 7/1/45	2,750	2,926
5% 7/1/26	545	650
5% 7/1/27	390	474
5% 7/1/28	465	575
5% 7/1/29	750	941
5% 7/1/30	1,475	1,825
5% 7/1/32	1,540	1,875
5% 7/1/33	5,800	6,642
5% 7/1/34	1,250	1,509
5% 7/1/35	600	719
5% 7/1/36	500	597
5% 7/1/38	3,440	4,283
5% 7/1/41	600	703
5% 7/1/42	8,500	10,476
Series 2019 B, 5% 7/1/50	3,000	3,731
Series 2019 C, 4% 7/1/49	2,000	2,293
Series 2020 A:
4% 9/1/50	11,420	12,251
4% 7/1/53	3,000	3,334
5% 7/1/24	1,000	1,159
5% 7/1/29	600	781
5% 7/1/40	1,265	1,563
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996, 6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	560	581
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,297
New York Dorm. Auth. Sales Tax Rev.:
(New York State Sales Tax Rev. Proj.) Series 2016 A, 5% 3/15/30	2,650	3,252
Series 2014 A:
5% 3/15/36	8,180	9,248
5% 3/15/39	3,305	3,719
Series 2018 A:
5% 3/15/42	9,940	11,955
5% 3/15/43	9,940	11,935
Series 2018 C:
5% 3/15/35	18,870	23,191
5% 3/15/38	7,025	8,541
5% 3/15/43	6,185	7,427
Series 2018, 5% 3/15/48	10,755	12,988
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series 2018 B, 5% 6/15/43	1,000	1,240
Series 2017 E, 5% 6/15/42	5,000	6,100
New York Liberty Dev. Corp. (Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	8,000	7,845
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 B1, 5% 11/15/36	5,000	5,772
Series 2016 B2, 5% 11/15/37	12,700	14,624
New York Metropolitan Trans. Auth. Rev.:
Series 2012 H:
5% 11/15/33	1,570	1,607
5% 11/15/42	3,110	3,173
Series 2013 A, 5% 11/15/43	2,535	2,598
Series 2013 E, 5% 11/15/43	15,375	15,828
Series 2014 A1, 5% 11/15/44	8,000	8,236
Series 2014 B, 5.25% 11/15/44	6,300	6,575
Series 2014 D, 5.25% 11/15/44	5,000	5,247
Series 2015 A1:
5% 11/15/40	5,000	5,214
5% 11/15/45	1,200	1,251
Series 2015 B, 5% 11/15/29	2,125	2,244
Series 2015 C, 5% 11/15/35	600	629
Series 2016 A1, 5% 11/15/46	31,830	33,456
Series 2016 B:
5% 11/15/34	1,490	1,580
5% 11/15/35	8,375	8,857
Series 2016 C1, 5% 11/15/32	730	779
Series 2016 D:
5% 11/15/31	665	711
5.25% 11/15/31	500	541
Series 2017 C-2:
0% 11/15/27	1,600	1,241
0% 11/15/29	15,820	11,174
0% 11/15/32	18,000	10,999
Series 2017 C1:
5% 11/15/27	620	675
5% 11/15/30	535	582
Series 2017 D:
5% 11/15/28	2,125	2,316
5% 11/15/32	925	1,000
New York State Dorm. Auth.:
Series 2017 A:
5% 2/15/37	5,395	6,485
5% 2/15/37 (Pre-Refunded to 2/15/27 @ 100)	5	6
Series 2019 A, 5% 3/15/46	7,500	9,063
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	12,690	15,971
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 H, 1.625% 5/1/23	3,680	3,693
Series 2019 I, 1.75% 5/1/24	5,700	5,773
Series 2019 N:
1.5% 11/1/23	2,500	2,519
1.55% 5/1/24	4,125	4,192
Series 2019 O, 1.45% 5/1/23	2,000	2,009
New York State Mtg. Agcy. Homeowner Mtg.:
Series 221, 3.5% 10/1/32 (a)	6,305	6,857
Series 223, 3.5% 4/1/49	3,375	3,627
Series 226, 3.5% 10/1/50 (a)	13,450	14,712
New York State Urban Dev. Corp. Series 2020 A, 5% 3/15/41	5,000	6,251
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/34	3,000	3,517
5% 1/1/35	6,455	7,559
5% 1/1/41	9,320	10,784
5% 1/1/46	7,285	8,367
5% 1/1/51	23,625	27,010
Series 2018 L:
5% 1/1/28	1,250	1,581
5% 1/1/29	1,865	2,344
5% 1/1/30	1,000	1,246
Series 2019 B, 4% 1/1/45	5,000	5,579
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (a)	5,000	5,402
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (a)	4,000	4,342
5% 7/1/46 (a)	6,200	6,634
Series 2016 A, 5.25% 1/1/50 (a)	9,095	9,794
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,000	6,022
(New York State Pit) Series 2017 C, 5% 3/15/32	15,500	19,053
Series 2013 C, 5% 3/15/30	4,540	5,013
Series 2014 A, 5% 3/15/44	3,980	4,464
Series 2015 A, 5% 3/15/45	18,970	22,281
Series 2016, 5% 3/15/32	3,000	3,641
Series 2019 A, 5% 3/15/43	10,830	13,001
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/23 (a)	1,650	1,800
5% 4/1/24 (a)	1,165	1,312
5% 4/1/32 (a)	255	312
5% 4/1/33 (a)	650	791
5% 4/1/34 (a)	865	1,049
5% 4/1/36 (a)	1,150	1,385
Oneida County Local Dev. Corp. Rev.:
(Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/37 (FSA Insured)	1,000	1,151
4% 12/1/38 (FSA Insured)	1,000	1,147
4% 12/1/49 (FSA Insured)	11,305	12,650
5% 12/1/30 (FSA Insured)	755	976
5% 12/1/31 (FSA Insured)	540	693
(Utica College Proj.) Series 2019:
4% 7/1/39	2,625	2,623
5% 7/1/49	3,250	3,476
Onondaga Civic Dev. Corp.:
(Le Moyne College Proj.) Series 2020 B:
4% 7/1/36	425	449
4% 7/1/37	275	289
4% 7/1/38	255	267
4% 7/1/39	325	340
4% 7/1/40	300	313
5% 7/1/21	200	204
5% 7/1/22	200	211
5% 7/1/23	210	228
5% 7/1/24	215	240
5% 7/1/25	235	268
5% 7/1/27	815	959
5% 7/1/28	855	1,016
5% 7/1/31	340	407
5% 7/1/32	265	314
5% 7/1/33	300	353
5% 7/1/34	300	352
5% 7/1/35	400	467
(Syracuse Univ. Proj.) Series 2020 A, 5% 12/1/35	1,110	1,446
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (a)	9,655	11,158
Onondaga County Trust for Cultural Resources Rev. Series 2019:
4% 12/1/47	10,000	11,398
4% 12/1/49	10,000	11,373
Port Auth. of New York & New Jersey:
Series 218, 5% 11/1/30 (a)	1,000	1,268
Series 221:
4% 7/15/38	1,000	1,130
4% 7/15/40	2,000	2,244
5% 7/15/32	1,500	1,905
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A:
4% 7/1/50	1,500	1,685
5% 7/1/45	1,325	1,631
Schenectady Cnt Re Co. Re (Union College Proj.) Series 2017, 5% 1/1/40	2,600	3,052
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,147
5% 7/1/26	1,280	1,459
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/25	500	596
5% 3/1/26	500	602
5% 3/1/27	350	419
Tobacco Settlement Asset Securitization Corp. Series 2017 A:
5% 6/1/28	2,000	2,429
5% 6/1/29	3,000	3,626
5% 6/1/30	2,500	2,999
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,500	2,211
0% 11/15/28	2,500	2,141
Series 2015 A, 5.25% 11/15/45	10,820	12,618
Series 2017 B, 5% 11/15/36	5,000	5,977
Series 2018 D, 4% 11/15/37	3,000	3,505
Series 2019 A, 5% 11/15/49	10,000	12,026
Series B, 5% 11/15/31	8,280	11,120
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2015:
5% 8/1/26	1,385	1,618
5% 8/1/27	1,600	1,855
5% 8/1/28	1,565	1,804
5% 8/1/32	1,000	1,129
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	354
5% 4/1/30	350	410
5% 4/1/31	335	391
5% 4/1/32	1,000	1,164
5% 4/1/34	1,045	1,212
5% 4/1/35	1,180	1,367
5% 4/1/40	1,400	1,617
5% 4/1/45	2,250	2,574
Yonkers Gen. Oblig.:
Series 2015 B, 5% 8/1/23 (FSA Insured)	300	336
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,885
5% 9/1/27 (FSA Insured)	3,755	4,450
5% 8/1/28 (FSA Insured)	2,060	2,430
5% 8/1/29 (FSA Insured)	1,500	1,765
5% 9/1/29 (FSA Insured)	4,150	4,895
5% 8/1/30 (FSA Insured)	1,500	1,761
5% 9/1/30 (FSA Insured)	4,365	5,126
Series 2019 A:
4% 5/1/34 (Build America Mutual Assurance Insured)	1,500	1,757
5% 5/1/31 (Build America Mutual Assurance Insured)	1,000	1,269
5% 5/1/32 (Build America Mutual Assurance Insured)	1,480	1,865
5% 5/1/33 (Build America Mutual Assurance Insured)	1,000	1,252

TOTAL NEW YORK		1,536,570

New York And New Jersey - 6.3%
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	30,673
Port Auth. of New York& New Jersey:
185th Series:
5% 9/1/27 (a)	6,200	7,103
5% 9/1/28 (a)	7,350	8,399
85th Series, 5.375% 3/1/28	5,735	6,793
Series 193, 5% 10/15/28 (a)	2,015	2,374
Series 202, 5% 10/15/36 (a)	5,455	6,369
Series 206, 5% 11/15/47 (a)	2,000	2,309
Series 214:
4% 9/1/37 (a)	4,000	4,490
4% 9/1/39 (a)	1,920	2,141
4% 9/1/43 (a)	6,500	7,163
5% 9/1/33 (a)	2,000	2,480
Series 218:
4% 11/1/47 (a)	10,645	11,677
5% 11/1/44 (a)	1,500	1,799
Series 221:
4% 7/15/36	3,000	3,417
4% 7/15/45	8,000	8,839

TOTAL NEW YORK AND NEW JERSEY		106,026

Non-State Specific - 0.1%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000	1,213
TOTAL MUNICIPAL BONDS
(Cost $1,580,086)		1,644,852

Municipal Notes - 1.3%
New York - 1.3%
New York City Gen. Oblig. Series 2008 L3, 0.14% 11/2/20, LOC Bank of America NA, VRDN (d)	10,190	$10,190
New York City Transitional Fin. Auth. Rev. Series 2016 A4, 0.14% 11/2/20 (Liquidity Facility Bank of America NA), VRDN (d)	10,000	10,000
New York Mtg. Agcy. Rev. Series 135, 0.14% 11/2/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)(d)	1,355	1,355
New York St Mtg. Agcy. Homeowner 0.11% 11/2/20 (Liquidity Facility Bank of America NA), VRDN (a)(d)	400	400
TOTAL NEW YORK
(Cost $21,945)		21,945
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $1,602,031)		1,666,797
NET OTHER ASSETS (LIABILITIES) - 1.0%		16,402
NET ASSETS - 100%		$1,683,199

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,238,000 or 0.8% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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